Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation of the financial statements
a.	Basis of presentation of the financial statements

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) and include the accounts of Collplant Biotechnologies Ltd. and its wholly-owned subsidiary.

Prior to 2019, the Company prepared its financial statements in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), as permitted in the United States (“U.S.”) based on the Company’s status as a foreign private issuer as defined by the U.S. Securities and Exchange Commission (the “SEC”). During 2019, the Company decided to adopt the US GAAP since the Company’s business activity is primarily in the U.S. as well as its activity in the U.S. capital markets.

Use of estimates in the preparation of financial statements
b.	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The novel coronavirus (“COVID-19”) pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions. The full extent to which the COVID-19 pandemic will directly or indirectly impact the global economy, the lasting social effects, and impact on our business, results of operations, and financial condition will depend on future developments that are highly uncertain and cannot be accurately predicted. As of the date of issuance of these consolidated financial statements, we are not aware of any specific event or circumstance related to COVID-19 that would require us to update our estimates or judgments or adjust the carrying value of our assets or liabilities.

Functional currency
c.	Functional currency

From the Company’s inception through December 31, 2018, the Company and its subsidiary’s functional currency was the New Israeli Shekel (NIS). Management conducted a review of the functional currency of the Company and its subsidiary and concluded that the functional currency changed from the NIS to the U.S. dollar, effective January 1, 2019. This change was based on an assessment by Company management that the U.S. dollar became the primary currency of the economic environment in which the Company and its subsidiary operates. Accordingly, the U.S. dollar is the functional currency of the Company and its consolidated subsidiary. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are remeasured into U.S. dollars at exchange rates in effect at the end of each period. Foreign currency transaction gains and losses from these remeasurements are recognized in financial expense, net, within the consolidated statements of operations. Foreign currency transactions resulted in net loss of $181, $230 for the years ended December 31, 2020, 2019, respectively and net income of $176 for the year ended December 31, 2018.

In determining the appropriate functional currency to be used, the Company reviewed factors relating to sales, costs and expenses, financing activities and cash flows, as well as other potential factors, that should be considered. In this regard, in 2018, the Company incurred a significant increase in revenues denominated in U.S. dollars relating to collaboration with its customers in the U.S., which is reflected primarily in the agreement the Company signed in October 2018, with Lung Biotechnology PBC, a public benefit corporation and wholly-owned subsidiary of United Therapeutics Corporations. The Company expects additional increase in revenues denominated in U.S. dollars related to its activities. The Company incurred an increase and expects to continue to incur a significant part of its expenses in U.S. dollars. These changes, as well as the fact that the majority of the Company’s available funds are in U.S. dollars, the Company’s principal source of financing is the U.S. capital markets, and all of the Company’s budgeting is conducted solely in U.S. dollars, led to the decision that a change occurred in the functional currency as of January 1, 2019, as indicated above.

Principles of consolidation
d.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and CollPlant Ltd. All inter-company transactions and balances have been eliminated in consolidation.

Segment Reporting, Policy [Policy Text Block]
e.	Segments

The Company identifies operating segments in accordance with ASC Topic 280, “Segment Reporting” as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and evaluating financial performance. The Company defines the term “chief operating decision maker” to be its chief executive officer. The Company determined it operates in one operating segment and one reportable segment, as its chief operating decision maker reviews financial information presented only on a consolidated basis for purposes of allocating resources and evaluating financial performance.

Cash and cash equivalents
f.	Cash and cash equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

Restricted deposits
g.	Restricted deposits
The Company’s considers as restricted deposits long term and short term collaterals related to the Company’s lease contracts and credit card.
Accounts Receivable [Policy Text Block]
h.	Trade receivables

Trade receivables are stated net of credit losses allowance. The Company is exposed to credit losses primarily through sales of products. The allowance against gross trade receivables reflects the current expected credit loss inherent in the receivables portfolio determined based on the Company’s methodology. The Company’s methodology is based on historical experience, customer creditworthiness, current and future economic condition and market condition. Additionally, specific allowance amounts are established to record the appropriate provision for customers that have a higher probability of default. The Company also considered the current and expected future economic and market conditions surrounding the COVID-19 pandemic and determined that the estimate of credit losses was not significantly impacted. The Company’s assessment for credit loss is negligible.

Inventory
i.	Inventory

Inventory is measured at the lower of cost and net realizable value.

Inventory management is based on the first-in first-out (FIFO) principle. Inventory costing is based on the moving average costing method. In the case of purchased goods and work in process, costs include raw materials, direct labor, share based compensation and other direct costs and fixed production overheads (based on the normal operating capacity of the production facilities).

Net realizable value is the estimated selling price in the ordinary course of business, less variable attributable selling expenses.

Leases
j.	Leases

The Company determines if an arrangement is a lease at inception. Balances related to operating leases are included in operating lease right-of-use (“ROU”) assets and current and non-current operating lease liabilities in the consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized as of the commencement date based on the present value of lease payments over the lease term. Lease terms will include options to extend or terminate the lease when it is reasonably certain that the Company will either exercise or not exercise the option to renew or terminate the lease. The discount rate for the lease is the rate implicit in the lease unless that rate cannot be readily determined. As the Company leases do not provide an implicit rate, the Company’s uses its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company also elected the practical expedient to not separate lease and non-lease components for its leases (see also Note 6).

Property and equipment
k.	Property and equipment

1)	Property and equipment are stated at cost, net of accumulated depreciation and amortization.

2)	The Company’s property and equipment are depreciated by the straight-line method on the basis of their estimated useful life.

3)	All Company’s property and equipment is located in Israel. The depreciation period is as follows:

Years
Computer equipment	3
Greenhouse equipment*	4 - 10
Office furniture	7 - 17
Laboratory equipment	4 - 5
Leasehold improvements	**
Vehicles	4-7

*	Greenhouse equipment - agricultural equipment used in the tobacco production greenhouse.

**	Leasehold improvements are amortized by the straight-line method over the shorter of the lease term or useful economic life.

Impairment in value of long-lived assets
l.	Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or circumstances present an indication of impairment. If the sum of expected future cash flows (undiscounted and without interest charges) of the assets is less than the carrying amount of such assets, an impairment loss would be recognized. The assets would be written down to their estimated fair values, calculated based on the present value of expected future cash flows (discounted cash flows), or some other fair value measure.

For the three years ended December 31, 2020, the Company did not recognize an impairment loss for its long-lived assets.

Intangible assets
m.	Intangible assets

The Company capitalizes development costs incurred during the application development stage that are related to internal use technology. Under ASC 350-40, internal-use software capitalization begins when the preliminary project stage is complete and ceases at the point in which the project is substantially complete and is ready for its intended purpose.

The Company expects to amortize the asset after completion of the development stage over a period of 3 years.

Cost capitalized to internal use software include sub-contractors services and employee salary expenses.

Share-based compensation
n.	Share-based compensation

The Company accounts for employees’ share-based payment awards classified as equity awards using the grant-date fair value method. The fair value of each share option award is estimated on the grant date using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires the input of highly subjective assumptions, including the fair value of the underlying ordinary shares, the expected term of the share option, the expected volatility of the price of our ordinary shares, risk-free interest rates, and the expected dividend yield of ordinary shares. The assumptions used to determine the fair value of the option awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. The fair value of share-based payment transactions is recognized as an expense over the requisite service period.

The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the accelerated method based on the multiple-option award approach.

The Company elected to account for forfeitures as they occur.

Research and development expenses
o.	Research and development expenses

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, share-based compensation expenses, payroll taxes and other employee benefits, lab expenses, consumable equipment and consulting fees. All costs associated with research and developments are expensed as incurred.

Grants received from Israel Innovation Authority (hereafter - “IIA”), are recognized when the grant becomes receivable, provided there is reasonable assurance that the Company will comply with the conditions attached to the grant and there is reasonable assurance the grant will be received. The grant was deducted from the research and development expenses as the applicable costs are incurred, and presented in R&D expenses, net. See Note 7(a).

Research and development expenses, net for the year ended December 31, 2020 did not include participation in research and development expenses.

Research and development expenses, net for the years ended December 31, 2019 and 2018, include participation in research and development expenses in the amount of approximately $28 and $327, respectively.

Revenue recognition
p.	Revenue recognition

Under ASC 606, a contract with a customer exists only when: the parties to the contract have approved it and are committed to perform their respective obligations, the Company can identify each party’s rights regarding the distinct goods or services to be transferred (“performance obligations”), the Company can determine the transaction price for the goods or services to be transferred, the contract has commercial substance and it is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer.

The Company enters into contracts that can include combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations and may include an option to provide products or services.

The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods or services to the customer.

In instances of contracts where revenue recognition differs from the timing of invoicing, the Company generally determined that those contracts do not include a significant financing component. The Company uses the practical expedient and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is a year or less.

For contracts with more than one performance obligation the Company allocates the transaction price to each performance obligation based on its relative standalone selling price. Revenues are recorded in the amount of consideration to which the Company expects to be entitled in exchange for performance obligations upon transfer of control to the customer.

1.	Revenues from sale of goods

The Company recognizes revenues from selling goods at a point in time when control over the product is transferred to customers (upon delivery). The goods are products based on the Company’s rhCollagen, and include the BioInk product for the development of 3D bioprinting of organs and tissues and products for tendinopathy and wound healing.

2.	Revenues from rendering services

Revenue from rendering of services is recognized over time, during the period the customer simultaneously receives and consumes the benefits provided by the Company’s performance. Under the Company’s service contracts, the Company has a right to consideration from the customer in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date and recognizes revenue in the amount to which the Company has a right to invoice.

The Company charges its customers based on payment terms agreed upon in specific agreements. When payments are made before or after the service is performed, the Company recognizes the resulting contract asset or liability.

3.	Revenues from licensing agreement

On October 19, 2018, the Company signed a License, Development and Commercialization Agreement (the “License Agreement”) with Lung Biotechnology PBC (“LB”) (see also Note 8).

According to ASC 606, a performance obligation is a promise to provide a distinct good or service or a series of distinct goods or services. Goods and services that are not distinct are bundled with other goods or services in the contract until a bundle of goods or services that is distinct is created. A good or service promised to a customer is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.

Options granted to the customer that do not provide a material right to the customer that it would not receive without entering into the contract do not give rise to performance obligations.

The Company has identified the following performance obligations in the License Agreement: (1) grant of the license and use of its IP (“License”); and (2) a limited quantity of BioInk to be supplied over a specific time frame (“First BioInk”). The License is distinct as the licensee is able to benefit from the license on its own at its current stage (inter alia, due to sublicensing rights, option services can be obtained from other experts in the field and not necessarily from the Company, etc.).

In addition, the Company has identified several options in the License Agreement. However, neither of the options provides a material right to the customer and therefore, neither of the said options give rise to a performance obligation.

The transaction price included an up-front paid amount of $5,000 and reimbursement for part of the costs related to the IIA in an amount of $1,000, as well as variable considerations contingent upon LB achieving certain milestones, sales-based royalties and additional reimbursement of costs related to payments made by CollPlant to the IIA (“Variable Consideration”). The Company estimates variable consideration using the most likely method. Amounts included in the transaction price are recognized only when it is probable that a significant reversal of cumulative revenues will not occur.

Sales-based royalties are not included in the transaction price. Rather, they are recognized as incurred, due to the specific exception of ASC 606 for sales-based royalties in licensing of intellectual properties

The Company allocates the transaction price to each performance obligation identified based on the standalone selling prices of the goods or services being provided to the customer. The stand-alone selling price is the price at which the Company would sell the promised goods or services separately to a customer.

The following are the details of the allocation of the transaction price (which does not include the Variable Consideration) to the various performance obligations in the Agreement:

a)	The First BioInk was allocated with its stand-alone selling price, which is the observable price of the BioInk when the Company sells it separately.

b)	The License was allocated with an estimated stand-alone selling price, based on the residual approach, since the Company has not yet established a price for that license and the license has not previously been sold on a stand-alone basis (i.e. the selling price is uncertain), as well as the related IIA royalties reimbursement.

In September 2020, LB expanded the collaboration with the exercise of its option to cover a second lifesaving organ, human kidneys. LB paid CollPlant $3,000 for the option exercise. The Company has identified the transaction as performance obligations to grant license and use of its IP (“License”) for additional organ;

Under the agreement, the Company is entitled to receive partial reimbursement for royalties expenses paid to the IIA. Such reimbursements are recorded as revenues.

On February 24, 2021, CollPlant received a notice of termination from LB of the License Agreement, effective as of March 26, 2021.

Income taxes
q.	Income taxes

1)

Deferred taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future. The Company has provided a full valuation allowance with respect to its deferred tax assets.

2)

Uncertainty in income taxes

The Company follows a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained based on technical merits. If this threshold is met, the second step is to measure the tax position as the largest amount that has more than a 50% likelihood of being realized upon ultimate settlement.

Loss per share
r.	Loss per share

Basic loss per share is computed on the basis of the net loss, adjusted to recognize the effect of a down-round feature when it is triggered, for the period divided by the weighted average number of ordinary shares and prepaid warrants outstanding during the period. Diluted loss per share is based upon the weighted average number of ordinary shares and of ordinary shares equivalents outstanding when dilutive. Ordinary share equivalents include outstanding stock options and warrants, which are included under the treasury stock method when dilutive. The calculation of diluted loss per share does not include options, warrants and convertible bonds exercisable into 4,008,007 shares, 3,536,495 shares and 2,299,684 shares for the years ended December 31, 2020, 2019 and 2018, respectively, because the effect would be anti-dilutive.

Fair value measurement
s.	Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The carrying amount of the cash and cash equivalents, restricted deposits, trade receivable, trade payables, accrued expenses and other liabilities approximates their fair value.

The carrying amount of the derivatives liability are measured using unobservable inputs that require a high level of judgment to determine fair value, and thus are classified as Level 3 financial instruments as disclosed in Note 3 below.

Newly issued and recently adopted accounting pronouncements:
t.	Newly issued and recently adopted accounting pronouncements:

As an “emerging growth company,” the Company can delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected not to avail itself of an exemption that allows emerging growth companies to extend the transition period for complying with new or revised financial accounting standards.

1)

In June 2016, FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in the more timely recognition of losses. ASU 2016-13 requires that expected credit losses relating to financial assets be measured on an amortized cost basis be recorded through an allowance for credit losses. ASU 2016-13 also requires an investor to determine whether a decline in the fair value below the amortized cost basis (i.e., impairment) of an available for sale debt security is due to credit-related factors or noncredit-related factors. Any impairment that is not credit related is recognized in OCI, net of applicable taxes. However, if an entity intends to sell an impaired available for sell debt security or more likely than not will be required to sell such a security before recovering its amortized cost basis, the entire impairment amount must be recognized in earnings with a corresponding adjustment to the security’s amortized cost basis.

Credit-related impairment is recognized as an allowance on the balance sheet with a corresponding adjustment to earnings. The Company adopted ASU 2016-13 using the modified retrospective approach as of January 1, 2020. The adoption by the Company of the new guidance did not have a material impact on its consolidated financial statements.

2)

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. Among other changes, ASU 2020-06 removes from GAAP the liability and equity separation model for convertible instruments with a cash conversion feature and a beneficial conversion feature, and as a result, after adoption, entities will no longer separately present in equity an embedded conversion feature for such debt. Similarly, the embedded conversion feature will no longer be amortized into income as interest expense over the life of the instrument. Instead, entities will account for a convertible debt instrument wholly as debt unless (1) a convertible instrument contains features that require bifurcation as a derivative under ASC Topic 815, Derivatives and Hedging, or (2) a convertible debt instrument was issued at a substantial premium. Additionally, ASU 2020-06 requires the application of the if-converted method to calculate the impact of convertible instruments on diluted earnings per share (EPS). ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted for fiscal years beginning after December 15, 2020 and can be adopted on either a fully retrospective or modified retrospective basis. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

3)

In December 2019, the FASB issued Accounting Standards Update (“ASU”) No. 2019-12, Income Taxes (Topic 740): “Simplifying the Accounting for Income Taxes” (ASU 2019-12), which simplifies the accounting for income taxes. The guidance is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the impact of the new guidance and estimates that there will be no material impact on its consolidated financial statements.